ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

at December 31	2025	2024
(millions of Canadian $)

Trade payables	3,263	3,699
Regulatory liabilities (Note 12)	532	353
Fair value of derivative instruments (Note 27)	380	507
Factoring arrangement (Note 9)	351	—
Gas transportation and exchange payable	158	118
Emissions expense payable	91	101
Operating lease liabilities (Note 9)	61	60
Contract liabilities (Note 6)	46	30
Income tax liabilities	38	143
Other	354	286
	5,274	5,297